Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Common stock issued in satisfaction of previously accrued liabilities		215,327
Monthly fee		$ 60,000	$ 60,000	$ 120,000	$ 100,450
Common stock issued to directors		65,605
Fees for executive, administrative and operational services		42,795	25,695
Issuance of common stock for consulting services	85,000
Closing price of common stock		$ 0.59
Costs and expenses, related party		50,000
Liability for accrued director's fees	30,000	30,000		90,000	98,000
Common stock, shares issued	55,555	55,555			72,841
Accrued consulting fees	48,750	48,750
Common stock, capital shares reserved for future issuance	74,823	74,823
Series A-1
Dividend declared on Series A-1 preferred stock		15.00%
Accrued and undeclared dividend	195938	195938
Board of Directors Chairman
Monthly fee		2,000
Aggregate directors fee payable		30,000
Common stock issued to directors		50,972
Fees for executive, administrative and operational services		$ 15,000